Note 3 - Lease Obligations - Annual Payments Excluding Management Fees and Other Operations Expenses (Details) $ in Thousands	Mar. 31, 2021 USD ($)
2021 (remaining)	$ 90
2022	122
2023	126
2024	130
2025	22
Total lease payments	490
Less: imputed interest	(37)
Total remaining lease liability	$ 453